Organization	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Organization
1.	ORGANIZATION

21Vianet Group, Inc. (the “Company”) was incorporated under the laws of the Cayman Islands on October 16, 2009.

The Company through its subsidiaries and consolidated variable interest entities (as disclosed in the table below) are principally engaged in the provision of Internet Data Center services (“IDC” or “IDC Business”) in the People’s Republic of China (the “PRC”).

On April 21, 2011, the Company completed its initial public offering (“IPO”) of 14,950,000 American Depositary Shares (“ADS”) at US$15 per ADS. Each ADS comprises six ordinary shares. The net proceeds to the Company from the offering amounted to RMB1,332,904. Concurrent with the Company’s IPO, all of the Company’s classes of issued and outstanding Series A, B, C and C1 redeemable convertible preferred shares were automatically converted into 148,162,920 Class B ordinary shares of the Company.

(a) As of December 31, 2013, subsidiaries of the Company and its consolidated variable interest entities included the following entities:

Entity	Date of incorporation/ Acquisition	Place of incorporation	Percentage of direct ownership by the Company	Principal activities
			Direct
Subsidiaries:
21ViaNet Group Limited (“21Vianet HK”)	May 25, 2007	Hong Kong	100%	Investment holding
21ViaNet Data Center Co., Ltd. (“21Vianet China”) (1)	June 12, 2000	PRC	100%	Provision of technical and consultation services and rental of long-lived assets
Fastweb International Holdings (“Fastweb Holdings”) (5)	September 9, 2012	Cayman Islands	100%	Investment holding
Hongkong Fastweb Holdings Co., Limited (“Fastweb HK”) (5)	September 9, 2012	Hong Kong	100%	Investment holding
Beijing Fastweb Technology Co., Ltd. (“Fastweb Technology”) (1) / (5)	September 9, 2012	PRC	100%	Dormant company
21Vianet (Foshan) Technology Co., Ltd. (“FS Technology”) (1)	December 20, 2011	PRC	100%	Trading of network equipment, provision of technical and internet data center services
21Vianet Anhui Suzhou Technology Co., Ltd. (“SZ Technology”) (1)	November 16, 2011	PRC	100%	Trading of network equipment
21ViaNet@Xian Holding Limited (“21V Xi’an Holding”) (4)	July 5, 2012	British Virgin Islands	100%	Investment holding
21Vianet (Xi’an) Technology Co., Ltd. (“Xi’an Tech”) (1) / (4)	July 5, 2012	PRC	100%	Provision of internet data center services

21Vianet Hangzhou Information Technology Co., Ltd. (“HZ Technology”) (1)	March 4, 2013	PRC	100%	Dormant company
APEXER Investment limited (“Apexer BVI”) (8)	July 30, 2013	British Virgin Islands	100%	Investment holding

Beijing Apex Investment LTD (“BJ Apex”) (1) / (8)	July 30, 2013	PRC	100%	Investment holding
Asiacloud Communication (HK) Limited (“Asiacloud Communication HK”)	July 3, 2013	Hong Kong	100%	Investment holding

iJoy Holding Limited (“iJoy BVI”) (7)	April 30, 2013	British Virgin Islands	100%	Investment holding
Asiacloud Wireless Limited (“Asiacloud Wireless HK”) (7)	April 30, 2013	Hong Kong	100%	Investment holding
Suzhou Zhuoaiyi Information Technology Co., Ltd. (“SZ Zhuoaiyi”) (1) / (7)	April 30, 2013	PRC	100%	Provision of technical and consultation services
Variable Interest Entities (the “VIEs”)
Beijing aBitCool Network Technology Co., Ltd. (“21Vianet Technology”) (1) / (2)	October 22, 2002	PRC	—	Provision of internet data center and managed network services
Beijing iJoy Information Technology Co., Ltd. (“BJ iJoy”) (1) / (2)/ (7)	April 30, 2013	PRC	—	Provision of internet data center, content delivery network services
Held directly by BJ iJoy:
Shanghai iJoy Information Technology Co., Ltd. (“SH iJoy”) (1) / (2)/ (7)	May 30, 2013	PRC	—	Provision of internet data center, content delivery network services
Held directly by 21Vianet Technology:
Beijing 21Vianet Broad Band Data Center Co., Ltd. (“21Vianet Beijing”) (1) / (2)	March 15, 2006	PRC	—	Provision of internet data center and managed network services
Dongguan Asia Cloud Investment Co., Ltd. (“Asia Cloud Investment”) (1) / (2) / (9)	July 30, 2013	PRC	—	Investment holding

Held directly by Asia Cloud Investment:
Dongguan Asia Cloud Network Technology Co., Ltd. (“Asia Cloud Technology”) (1) /(2) /(9)	August 16, 2013	PRC	—	Dormant company
Held directly by 21Vianet Beijing:
Shanghai Wantong 21Vianet Information Technology Co., Ltd. (“SH Wantong”) (1) / (2)	February 20, 2008	PRC	—	Provision of internet data center services
21Vianet (Xi’an) Information Outsourcing Industry Park Services Co., Ltd. (“Xi’an Sub”) (1) / (2)	June 23, 2008	PRC	—	Provision of internet data center services
Beijing Chengyishidai Network Technology Co., Ltd. (“CYSD”) (1) / (2) / (3)	September 30, 2010	PRC	—	Provision of managed network services
Zhiboxintong (Beijing) Network Technology Co., Ltd. (“ZBXT”) (1) / (2) / (3)	September 30, 2010	PRC	—	Provision of managed network services
Beijing Bozhiruihai Network Technology Co., Ltd. (“BZRH”) (1) / (2) / (3)	September 30, 2010	PRC	—	Provision of managed network services
Beijing Bikonghengtong Network Technology Co., Ltd. (“BKHT”) (1) / (2) / (3)	September 30, 2010	PRC	—	Provision of managed network services
Xingyunhengtong Beijing Network Technology Co., Ltd. (“XYHT”) (1) / (2) / (3)	September 30, 2010	PRC	—	Provision of managed network services
Fuzhou Yongjiahong Communication Technology Co., Ltd. (“YJH”) (1) / (2) / (3)	September 30, 2010	PRC	—	Provision of managed network services
Jiujiang Zhongyatonglian Network Technology Co., Ltd. (“JJZY”) (1) / (2) / (3)	November 16, 2010	PRC	—	Provision of managed network services
Guangzhou Gehua Network Technology and Development Co., Ltd. (“Gehua”) (1) / (2)	October 8, 2011	PRC	—	Provision of managed network services
Shanghai Cloud 21Vianet Network Co., Ltd. (“SH Cloud”) (1) / (2)	October 1, 2011	PRC	—	Dormant company
Shenzhen Cloud Information Technology Co., Ltd. (“SZ Cloud”) (1) / (2)	October 27, 2011	PRC	—	Dormant company
Langfang Xunchi Computer Data Processing Co., Ltd. (“LF Xunchi”) (1) / (2)	December 19, 2011	PRC	—	Dormant company
Beijing Fastweb Network Technology Co., Ltd. (“Fastweb Network BJ”) (1) / (2) / (5)	September 9, 2012	PRC	—	Provision of internet data center and internet content delivery network services
Shanghai Fawei Technology Co., Ltd. (“SH Fawei”) (1) / (2) / (5)	September 9, 2012	PRC	—	Internet data center, content delivery network and related services
Hangzhou Zhentuo Information Technology Co., Ltd. (“HZ Zhentuo”) (1) / (2)	August 16, 2012	PRC	—	Dormant company
Shanghai Xiangyun 21Vianet Network Technology Co., Ltd. (“SH Xiangyun”) (1) / (2)	October 22, 2012	PRC	—	Dormant company
Shanghai Lanyun 21Vianet Network Technology Co., Ltd. (“SH Lanyun”) (1) / (2)	March 21, 2013	PRC	—	Provision of Office 365 and Windows Azure platform services
Beijing Tianwang Online Communication Technology Co., Ltd. (“BJ Tianwang”) (1) / (2)/ (6)	February 28, 2013	PRC	—	Provision of managed network services
Beijng Yilong Technology Co., Ltd. (“BJ Yilong”) (1) / (2)/ (6)	February 28, 2013	PRC	—	Provision of managed network services
Wuhan Fastweb Cloud Computing Co., Ltd. (“Fastweb WH”) (1) / (2)	September 24, 2013	PRC	—	Provision of internet data center and internet content delivery network services

(1)	Collectively, the “PRC Subsidiaries”.
(2)	Collectively, the “Consolidated VIEs”.
(3)	Collectively, the “Managed Network Entities”.
(4)	On July 5, 2012, the Company through its wholly-owned subsidiary, 21Vianet HK, acquired 100% equity interests in these entities (collectively referred to as “21V Xi’an”) from 21 Vianet Infrastructure Limited, a subsidiary of aBitCool Inc. (“aBitCool”) (Note 4).
(5)	On September 9, 2012, the Company and its subsidiary, 21Vianet Beijing, acquired 100% equity interests in these entities (collectively referred to as “Fastweb”) (Note 4).
(6)	On February 28, 2013, the Company through its wholly-owned subsidiary, 21Vianet Beijing, acquired 100% equity interests in these entities (collectively referred to as “Tianwang and Yilong”) (Note 4).
(7)	On April 30, 2013, the Company acquired 100% equity interests in these entities (collectively referred to as “iJoy”) (Note 4).
(8)	On July 30, 2013, the Company through 21Vianet HK acquired 100% equity interests in these entities, which were accounted for as an asset acquisition.
(9)	On July 30, 2013, the Company through 21Vianet Technology, and a state-owned entity established these entities for future operations of telecommunication related services (collectively referred to as “Asia Cloud Group”) (Note 1(c)).

(b) PRC laws and regulations prohibit foreign ownership of internet and telecommunications-related businesses. To comply with these foreign ownership restrictions, the Group conducts its businesses in the PRC through its VIEs using contractual agreements (the “VIE Agreements”). The equity interests of 21Vianet Technology are legally held by certain PRC individuals, including Chen Sheng, the Director and CEO of the Company (collectively the “Nominee Shareholders”). The following is a summary of the key terms of the VIE Agreements:

Exclusive option agreement

Pursuant to the exclusive option agreement entered into amongst 21Vianet China and the Nominee Shareholders of 21Vianet Technology, the Nominee Shareholders granted the Company or its designated party, an exclusive irrevocable option to purchase all or part of the equity interests held by the Nominee Shareholders in 21Vianet Technology, when and to the extent permitted under the PRC laws, at an amount equal to RMB1. 21Vianet Technology cannot declare any profit distributions or grant loans in any form without the prior written consent of 21Vianet China. The Nominee Shareholders must remit in full any funds received from 21Vianet Technology to 21Vianet China, in the event any distributions are made by 21Vianet Technology. The term of this agreement is 10 years, expiring on December 18, 2016, which is renewable at the sole discretion of 21Vianet China.

Exclusive technical consulting and service agreement

Pursuant to the exclusive technical consulting and service agreement entered into between 21Vianet China and 21Vianet Technology, 21Vianet China is to provide exclusive management consulting services and internet technical services in return for fees based on of a predetermined hourly rate of RMB1, which is adjustable at the sole discretion of 21Vianet China. The term of this agreement is 10 years, expiring on December 18, 2016, which is renewable at the sole discretion of 21Vianet China.

Loan agreement

In January 2011, 21Vianet China and the Nominee Shareholders entered into a loan agreement. Pursuant to the agreement, 21Vianet China has provided interest-free loan facilities of RMB7,000 and RMB3,000, respectively, to the Nominee Shareholders of 21Vianet Technology for the purpose of providing capital to 21Vianet Technology to develop its data center and telecommunications value-added business and related businesses. There is no fixed term for the loan.

Power of attorney agreement

The Nominee Shareholders entered into the power of attorney agreement whereby they granted an irrevocable proxy of the voting rights underlying their respective equity interests in 21Vianet Technology to 21Vianet China, which includes, but are not limited to, all the shareholders’ rights and voting rights empowered to the Nominee Shareholders by the company law and 21Vianet Technology’s Articles of Association. The power of attorney remains valid and irrevocable from the date of execution, so long as each Nominee Shareholder remains as a shareholder of 21Vianet Technology.

The power of attorney agreement was subsequently reassigned to 21Vianet Group, Inc. in September 2010.

Share pledge agreement

Pursuant to the share pledge agreement entered into amongst 21Vianet China, 21Vianet Technology and the Nominee Shareholders, the Nominee Shareholders have contemporaneously pledged all their equity interests in 21Vianet Technology to guarantee the repayment of the loan under the Loan Agreement between 21Vianet China and the Nominee Shareholders.

If 21Vianet Technology breaches its respective contractual obligations under the Share pledge agreement and the loan agreement, 21Vianet China, as pledgee, will be entitled to certain rights, including the right to sell the pledged equity interests. The Nominee Shareholders agreed not to transfer, sell, pledge, dispose of or otherwise create any new encumbrance on their equity interests in 21Vianet Technology without the prior written consent of 21Vianet China.

Financial support letter

Pursuant to the financial support letter, 21Vianet Group, Inc. agreed to provide unlimited financial support to 21Vianet Technology for its operations and agreed to forego the right to seek repayment in the event 21Vianet Technology is unable to repay such funding.

On April 30, 2013, the Company acquired 100% equity interest of iJoy (Note 4). The key terms of the VIE Agreements among iJoy BVI, SZ Zhuoaiyi, BJ iJoy and its Nominee Shareholder are similar to those summarized above, pursuant to which iJoy BVI was considered as the primary beneficiary of BJ iJoy.

Despite the lack of technical majority ownership, there exists a parent-subsidiary relationship between the Company and 21Vianet Technology through the irrevocable power of attorney agreement, whereby the Nominee Shareholders effectively assigned all of their voting rights underlying their equity interests in 21Vianet Technology to the Company. In addition, the Company, through 21Vianet China, obtained effective control over 21Vianet Technology through the ability to exercise all the rights of 21Vianet Technology’s shareholders pursuant to the share pledge agreement and exclusive option agreement. The Company demonstrates its ability and intention to continue to exercise the ability to absorb substantially all of the expected losses through the financial support letter. In addition, the Company also demonstrates its ability to receive substantially all of the economic benefits of 21Vianet Technology through 21Vianet China through the consulting and service agreement. Thus, the Company is the primary beneficiary of 21Vianet Technology and consolidates 21Vianet Technology and its subsidiaries under ASC 810-10 Consolidation: Overall. Similar conclusion has been reached with respect to the VIE structure with iJoy BVI as the primary beneficiary.

In the opinion of the Company’s management and PRC counsel, (i) the ownership structure of the VIEs is in compliance with existing PRC laws and regulations in any material respect, (ii) each of the VIE Agreements is valid, legally binding and enforceable to each party of such agreements under the existing PRC laws, (iii) the execution, delivery, effectiveness, enforceability and performance of each of the VIE Agreements will not violate any PRC laws or regulations currently in effect, except for such violation that would not have a material adverse effect, and (iv) the Company’s operations are in compliance with existing PRC laws and regulations in all material aspects.

However, there are substantial uncertainties regarding the interpretation and application of current and future PRC laws and regulations. Accordingly, the Company cannot be assured that PRC regulatory authorities will not ultimately take a contrary view to its opinion. If the current ownership structure of the Company and its contractual arrangements with the VIEs are found to be in violation of any existing or future PRC laws and regulations, the Company may be required to restructure its ownership structure and operations in the PRC to comply with the changing and new PRC laws and regulations. To the extent that changes and new PRC laws and regulations prohibit the Company’s VIE arrangements from complying with the principles of consolidation, the Company would have to deconsolidate the financial position and results of operations of its VIEs. In the opinion of management, the likelihood of loss in respect of the Company’s current ownership structure or the contractual arrangements with the VIEs is remote based on current facts and circumstances.

(c)	Establishment of Asia Cloud Group

On July 30, 2013, the Company through 21Vianet Technology, and a state-owned entity (“SOE”) established Asia Cloud Investment in the Guangdong Province of the PRC for the operations of telecommunication related services. The registered capital of Asia Cloud Investment is RMB1,000,000, of which RMB900,000 and RMB100,000 were contributed by 21Vianet Technology and the SOE, respectively, for 90% and 10% equity interests held by 21Vianet Technology and the SOE, respectively. The investment structure is set up as follows:

(i)	21Vianet Technology received two entrusted loans from Bank of Dongguan which were entrusted by the SOE with an aggregate principal amount of RMB900,000, an annual interest rate of 4% and maturity dates of August 28 and September 10, 2015, respectively (Note 12), for the sole purpose of 21Vianet Technology’s capital contribution in Asia Cloud Investment. In return, 21Vianet Technology pledged its right of sale or transfer of the 90% equity interest in Asia Cloud Investment and the underlying dividend rights to the SOE to guarantee the repayment of the loans.

(ii)	Pursuant to a confirmation letter effective since the incorporation of Asia Cloud Investment, 21Vianet Technology agreed to provide unlimited financial support to Asia Cloud Investment for its operations and agreed to forego the right to seek repayment in the event Asia Cloud Investment is unable to repay such funding.

(iii)	The 10% equity interest in Asia Cloud Investment held by the SOE is contractually required to be repurchased by 21Vianet Technology at the end of five years from the establishment of Asia Cloud Investment at a consideration equivalent to the higher of the then fair value and the investment cost of RMB100,000. The SOE is also entitled to a cumulative dividend at 8% per annum for its capital contribution of RMB100,000 in Asia Cloud Investment.

As of December 31, 2013, Asia Cloud Investment and its subsidiary, Asia Cloud Technology, have not commenced any significant operations except investment in certain held-to-maturity securities with an aggregate amount of RMB900,000 (Note 6).

Asia Cloud Investment is determined as a variable interest entity as 21Vianet’s investment of RMB900,000 was funded by the SOE, which is also a party involved in Asia Cloud Investment. As 21Vianet Technology maintains the power to direct the activities that most significantly affect Asia Cloud Investment’s economic performances through its voting interest underlying the 90% equity interest in accordance with company law and the articles of association of Asia Cloud Investment and absorbs the expected losses of Asia Cloud Investment, 21Vianet Technology is the primary beneficiary of Asia Cloud Investment and consolidates Asia Cloud Investment and its subsidiary under by ASC 810-10Consolidation: Overall.

The 10% equity interest held by the SOE is accounted for as a liability recorded as “Mandatorily redeemable noncontrolling interests” in the Company’s consolidated balance sheets as a result of the mandatory redemption feature and is carried at the redemption value at the end of each reporting date as determined in accordance with the contract terms. The 8% cumulative dividend is accrued as an interest expense during each reporting period.

(d) VIE disclosures

Except for certain computer and network equipment with carrying amounts of RMB94,129 (US$15,549) that were pledged to secure banking borrowings granted to the Company (Note 12), there were no pledges or collateralization of the Consolidated VIEs’ assets. Creditors of the Consolidated VIEs have no recourse to the general credit of the primary beneficiaries of the Consolidated VIEs, and such amounts have been parenthetically presented on the face of the consolidated balance sheets. The Consolidated VIEs operate the data center and own facilities including data center buildings, leasehold improvements, fiber optic cables, computers and network equipment, which are recognized in the Company’s consolidated financial statements. They also hold certain value-added technology licenses, registered copyrights, trademarks and registered domain names, including the official website, which are also considered as revenue-producing assets. However, none of such assets was recorded on the Company’s consolidated balance sheets as such assets were all acquired or internally developed with insignificant cost and expensed as incurred. In addition, the Company also hires data center operation and marketing workforce for its daily operations and such costs are expensed when incurred. The Company has not provided any financial or other support that it was not previously contractually required to provide to the Consolidated VIEs during the periods presented.

The following tables represent the financial information of the Consolidated VIEs as of December 31, 2012 and 2013 and for the years ended December 31, 2011, 2012 and 2013 before eliminating the intercompany balances and transactions between the Consolidated VIEs and other entities within the Group:

	As of December 31,
	2012	2013
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	167,920	259,987	42,947
Restricted cash	1,766	3,020	499
Accounts receivable (net of allowance for doubtful accounts of RMB341 and RMB547 (US$90) as of December 31, 2012 and 2013, respectively)	293,361	605,205	99,973
Short-term investments	—	900,000	148,669
Prepaid expenses and other current assets	50,194	110,865	18,314
Deferred tax assets	8,585	22,811	3,768
Amounts due from related parties	3,702	9,800	1,619

Total current assets	525,528	1,911,688	315,789

Non-current assets:
Property and equipment, net	559,653	813,939	134,453
Intangible assets, net	188,026	230,607	38,094
Goodwill	296,688	410,500	67,810
Deferred tax assets	10,914	13,482	2,227
Long-term investments	49,399	98,526	16,275
Other non-current assets	—	11,645	1,924

Total non-current assets	1,104,680	1,578,699	260,783

Total assets	1,630,208	3,490,387	576,572

Current liabilities:
Short-term bank borrowings	176,961	173,726	28,697
Accounts payable	108,860	186,381	30,788
Accrued expenses and other payables	124,886	195,817	32,347
Advance from customers	22,976	33,104	5,468
Income tax payable	23,503	11,427	1,888
Amount due to inter-companies (1)	499,087	634,755	104,854
Amount due to related parties (2)	54,870	47,754	7,888
Current portion of capital lease obligation	36,719	14,600	2,412
Deferred tax liabilities	—	3,115	515

Total current liabilities	1,047,862	1,300,679	214,857

Non-current liabilities:
Amounts due to related parties—non-current	43,992	—	—
Other borrowings	—	900,000	148,669
Non-current portion of capital lease obligations	52,352	337,122	55,689
Unrecognized tax benefits	12,340	18,559	3,066
Deferred tax liabilities	41,712	74,417	12,293
Deferred government grants	18,793	18,046	2,981
Mandatorily redeemable noncontrolling interests	—	100,000	16,519

Total non-current liabilities	169,189	1,448,144	239,217

Total liabilities	1,217,051	2,748,823	454,074

	For the Year Ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$
Net revenues	1,021,006	1,527,626	2,051,248	338,842
Net profit	50,764	122,552	179,049	29,577

	For the Year Ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$
Net cash provided by operating activities	150,739	169,304	195,659	32,321
Net cash used in investing activities	(224,704)	(205,069)	(1,272,863)	(210,262)
Net cash provided by financing activities	86,109	110,076	1,168,139	192,963
Increase in cash and cash equivalents	12,144	74,311	90,935	15,022

(1)	Amount due to inter-companies consist of intercompany payables to the other companies within the Group for the purchase of telecommunication resources and fixed assets on behalf of the Consolidated VIEs. The Consolidated VIEs had intercompany payable of nil and RMB14,892 (US$2,460) to 21Vianet China and SZ Zhuoaiyi for accrued service fees as of December 31, 2012 and 2013, respectively. Service fees paid by the Consolidated VIEs to 21Vianet China and SZ Zhuoaiyi were nil, RMB4,224 and RMB9,924 (US$1,639) for the years ended December 31, 2011, 2012 and 2013, respectively.

(2)	Information with respect to related parties is discussed in Note 22.